Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Issued Capital [Member]	Reserves [Member]	Retained Earnings/ (Accumulated Deficit)	Accumulated Other Comprehensive Income [Member]
Balance at Apr. 30, 2023	$ 175,369	$ 167,277	$ 6,319	$ (11,855)	$ 13,628
Balance, Shares at Apr. 30, 2023		99,803,729
Common shares issued upon exercise of warrants	5,900	$ 6,641	(741)
Common shares issued upon exercise of warrants, Shares		2,950,094
Public offering: Common shares issued for cash	71,722	$ 71,722
Public offering: Common shares issued for cash, Shares		16,929,600
Public offering: Underwriters' fees and issuance costs	(4,689)	$ (4,689)
At-the-Market offering: Common shares issued for cash	3,534	$ 3,534
At-the-Market offering: Common shares issued for cash, Shares		870,910
At-the-Market offering Agents' fees and issuance costs	(88)	$ (88)
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments				24,597	(24,597)
Share-based compensation	738		738
Net income (loss) for the year	9,780			9,780
Other comprehensive income	13,523				13,523
Balance at Apr. 30, 2024	275,789	$ 244,397	6,316	22,522	2,554
Balance, Shares at Apr. 30, 2024		120,554,333
Common shares issued upon exercise of warrants	25,983	$ 29,266	(3,283)
Common shares issued upon exercise of warrants, Shares		13,020,036
Common shares issued upon exercise of options	189	$ 289	(100)
Common shares issued upon exercise of options, Shares		61,750
Transfer of unexercised expired warrants to retained earnings			(358)	358
Share-based compensation	784		784
Net income (loss) for the year	(5,654)			(5,654)
Other comprehensive income	(2,199)				(2,199)
Balance at Apr. 30, 2025	$ 294,892	$ 273,952	$ 3,359	$ 17,226	$ 355
Balance, Shares at Apr. 30, 2025		133,636,119